FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
Schedule of unrealized gain (loss) of derivative instruments and other

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2020	2019	2020	2019
Physical forward contracts and options (i)	$(58,098)	$20,651	$(124,865)	$(108,787)
Financial swap contracts and options (ii)	(19,349)	3,320	51,316	(39,994)
Foreign exchange forward contracts	(6,060)	(1,804)	(15,139)	(106)
Share swap	—	2,188	—	(4,839)
Unrealized foreign exchange on 10.25% loan	13,649	—	13,649	—
Unrealized foreign exchange on the 6.5% convertible bond and 8.75% loan transferred to realized foreign exchange resulting from the Recapitalization	—	5,554	—	8,029
Weather derivatives (iii)	(547)	6,576	(1,159)	(4,362)
Other derivative options	(1,153)	505	(2,979)	10,512
Unrealized gain (loss) of derivative instruments and other	$(71,558)	$36,990	$(79,177)	$(139,547)

Schedule of fair value of derivative financial assets and liabilities

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)
Physical forward contracts and options (i)	$14,975	$12,585	$84,147	$124,423
Financial swap contracts and options (ii)	3,831	7,201	21,346	6,592
Foreign exchange forward contracts	—	—	3,494	4,091
Weather derivatives (iii)	7,478	—	547	642
Other derivative options	2,912	285	632	581
As at December 31, 2020	$29,196	$20,071	$110,166	$136,329

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)
Physical forward contracts and options (i)	$24,549	$17,673	$57,461	$51,836
Financial swap contracts and options (ii)	6,915	1,492	53,917	24,432
Foreign exchange forward contracts	4,519	3,036	—	—
Weather derivatives (iii)	—	—	280	—
Other derivative options	370	6,591	1,780	—
As at March 31, 2020	$36,353	$28,792	$113,438	$76,268

Schedule of classification of derivative financial assets (liabilities) in the fair value hierarchy

The following table illustrates the classification of derivative financial assets (liabilities) in the FV hierarchy as at December 31, 2020:

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$—	$—	$49,267	$49,267
Derivative financial liabilities	—	(8,104)	(238,391)	(246,495)
Total net derivative financial liabilities	$—	$(8,104)	$(189,124)	$(197,228)

The following table illustrates the classification of derivative financial assets (liabilities) in the FV hierarchy as at March 31, 2020:

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$—	$—	$65,145	$65,145
Derivative financial liabilities	—	(38,676)	(151,030)	(189,706)
Total net derivative financial liabilities	$—	$(38,676)	$(85,885)	$(124,561)

Schedule of changes in net fair value of financial assets (liabilities)

	Nine months ended	Year ended
	December 31, 2020	March 31, 2020
Balance, beginning of period	$(85,885)	$17,310
Total losses	(100,714)	(3,822)
Purchases	(41,180)	(43,663)
Sales	291	14,549
Settlements	38,364	(70,259)
Balance, end of period	$(189,124)	$(85,885)